Business Combinations - Settlement of Obligations (FY) (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 02, 2024	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Cash withdrawn from trust as a result of business combination	$ 11,342	$ 11,342	$ 0	$ 0
Net cash proceeds from Series B Preferred Stock issuance	10,572
Total Innventure, Inc. cash sources	21,914
Payment of Learn CW accounts payable and accrued expenses	9,233
Payment of Learn CW promissory note due to Sponsor	4,628
Payment of Innventure LLC transaction costs at Closing	6,206
Total cash uses	20,067
Net cash proceeds	$ 1,847